Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
VAT tax debit	$ (135,096,018)	$ (123,065,058)	$ (111,371,155)
Emissions tax	(23,800,541)	(15,563,495)	(16,437,441)
Others	(11,394,034)	(15,871,496)	(9,543,503)
Total	$ (170,290,593)	$ (154,500,049)	$ (137,352,099)